Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 15 — RELATED PARTY TRANSACTIONS

Holdings has entered into agreements of indemnification for the benefit of the directors and officers of certain subsidiaries of Holdings, including UCI International, Inc. and the guarantors of the Senior Notes and the Senior Secured Credit Facilities.

The immediate parent of Holdings is UCI Holdings (No.1) Limited and the ultimate controlling entity is UCI Holdings (No.2) Limited. The ultimate sole shareholder of Holdings is Mr. Graeme Hart.

In addition to the related party transactions discussed below, from time to time Holdings enters into other transactions with affiliates which are not material to Holdings or its affiliates.

During the Successor years ended December 31, 2013 and 2012, Holdings undertook a number of transactions with the following related party entities that are under the common ultimate control of Mr. Graeme Hart:

•	Rank Group;

•	Autoparts Holdings; and

•	Reynolds Group Holdings Limited

The nature and amounts of the transactions entered into with these related parties are described further below.

	Transaction values		Balance outstanding as of
In millions	Year Ended December 31, 2013	Year Ended December 31, 2012	December 31, 2013	December 31, 2012

Related Party Receivables
Autoparts Holdings
Recharges of services (a)	$0.9	$19.9	$(2.3)	$2.7
Joint services agreement (b)	5.6	2.6	0.4	0.6
Sale of goods (c)	67.9	56.4	20.0	17.3
Asset (purchases) sales (c)	(0.1)	0.5	(0.1)	—
Purchase of goods (c)	(1.8)	(1.6)	(0.7)	(0.7)
State income taxes (c)	(0.1)	—	(0.1)	—

			17.2	19.9

Related Party Payables
Autoparts Holdings
Purchase of goods (c)	1.2	2.4	0.4	0.7
Rank Group
Recharges for professional services (d)	—	0.1	—	—
Reynolds Group Holdings Limited
Recharges of services (e)	0.6	0.3	0.2	—

			0.6	0.7

Long-Term Related Party Payables
Autoparts Holdings
Deferred income taxes (f)	0.4	—	0.4	—

(a)	During the Successor years ended December 31, 2013 and 2012, Holdings incurred total costs of $7.6 million and $27.0 million, respectively, related to the implementation of the cost sharing and manufacturing arrangements with FRAM Group and business optimization costs (mainly professional fees for various cost saving projects) and to accelerate the manufacture of parts for new model cars previously sourced from external vendors. The recharge of services is based on the level of services provided or specific costs incurred. The recharges of services in the table are for FRAM Group’s share of these costs. The amounts are repaid in the normal course of business.
(b)	On July 29, 2011, UCI International, Inc. entered into a Joint Services Agreement (“JSA”) with Autoparts Holdings. Under the agreement, UCI International, Inc. and Autoparts Holdings each agreed to purchase certain administrative services from the other party. The agreement had an initial term of one year that was automatically renewed on July 29, 2013 and 2012 for additional one year periods. The agreement may be terminated without cause by either party upon 120 days’ advance written notice to the other party. The agreement may also be terminated for breach or termination of affiliation. The agreement contains representations, warranties and indemnity obligations customary for agreements of this type. The costs billed out under the JSA are based upon the level of services provided. These amounts are repaid in the normal course of business.
(c)	As a result of Holdings’ cost sharing and manufacturing arrangements with FRAM Group, certain FRAM Group production was relocated to UCI International filtration manufacturing locations. UCI International and FRAM Group continue to maintain their own customer relationships and continue to supply their existing customers. Where FRAM Group production has been relocated to UCI International filtration manufacturing locations, UCI International manufactures and supplies products to FRAM Group in order to meet its customers’ orders. Product purchase orders are entered into by UCI International and FRAM Group on an arm’s-length basis to document the terms of the sale of products between the two related businesses. The related party sale of goods in the table above are included in “Related party net sales” in the consolidated statement of comprehensive income (loss) and include a transfer-price markup of approximately 8%.

Champion purchased certain materials and component parts from FRAM Group in order to manufacture products for FRAM Group.

As of December 31, 2013, Holdings had a net receivable from FRAM Group related to ongoing operations with FRAM Group for activity during the Successor year ended December 31, 2013. These amounts are repaid in the normal course of business.

Beginning with tax year 2012, UCI International began filing combined state tax returns which included certain FRAM Group entities. In some states, UCI International paid state taxes on behalf of FRAM Group and in others utilized FRAM Group state NOLs as part of the filings. The net payable will be repaid in the normal course of business.

(d)	Rank Group incurred on behalf of Holdings third party professional fees and expenses, which were then charged to Holdings. These amounts have been repaid in the normal course of business.
(e)	A subsidiary of Reynolds Group Holdings Limited billed UCI International, Inc. for rent and facility services costs. These amounts are repaid in the normal course of business.
(f)	Beginning with tax year 2012, UCI International began filing combined state tax returns which included certain FRAM Group entities. As of December 31, 2013, Holdings had a net payable due to FRAM Group related to unutilized FRAM Group state NOLs allocated to UCI International as part of the combined state tax returns filed by UCI International for the 2012 tax year. These NOLs will be utilized on future combined state tax returns.